Consolidated Statements of Changes in Shareholders' Equity	Capital Stock. USD ($) shares	Contributed surplus USD ($)	Deficit USD ($)	Accumulated other comprehensive income (loss) USD ($)	USD ($) Option
Balance as at beginning of period at Dec. 31, 2019	$ 21,987,937	$ 4,552,528	$ (24,194,885)	$ (135,058)	$ 2,210,522
Balance as at beginning of period (in shares) at Dec. 31, 2019 | shares	10,852,617
Comprehensive income (loss) for the year			(11,145,306)	56,152	(11,089,154)
Issue of equity	$ 13,747,345				13,747,345
Issuance of common shares in private placement, net of issuance costs (notes 10,11) (Shares) | shares	4,705,900
Shares issued due to exercise of stock options (note 11)	$ 129,982	(46,416)			$ 83,566
Shares issued due to exercise of stock options (note 11) (in shares)	92,500				92,500
Shares issued due to exercise of warrants and warrant repricing (note 10,11)	$ 1,940,925	3,324			$ 1,944,249
Shares issued due to exercise of warrants and warrant repricing (note 10,11) (in shares) | shares	1,154,759
Shares issued due to convertible note (note 9)	$ 12,428,362				12,428,362
Shares issued due to convertible note (note 9) (in shares) | shares	6,785,651
Stock-based compensation (note 12)		461,509			461,509
Balance as at ending of period at Dec. 31, 2020	$ 50,234,551	4,970,945	(35,340,191)	(78,906)	19,786,399
Balance as at ending of period (in shares) at Dec. 31, 2020 | shares	23,591,427
Comprehensive income (loss) for the year			(19,678,749)	153,432	(19,525,317)
Issue of equity	$ 13,485,003				13,485,003
Issuance of common shares in private placement, net of issuance costs (notes 10,11) (Shares) | shares	4,235,294
Shares issued due to exercise of stock options (note 11)	$ 393,313	(147,153)			$ 246,160
Shares issued due to exercise of stock options (note 11) (in shares)	203,333				203,333
Shares issued due to exercise of warrants (note 10)	$ 2,746,706	(654,430)			$ 2,092,276
Shares issued due to exercise of warrants (in shares) (note 10) | shares	1,123,878
Shares issued due to exercise of restricted shares units (note 11)	$ 5,332,191	(6,006,736)			(674,545)
Shares issued due to exercise of restricted shares units (note 11) (in shares)	727,785
Stock-based compensation (note 12)		6,679,582			6,679,582
Balance as at ending of period at Dec. 31, 2021	$ 72,191,764	4,842,208	(55,018,940)	74,526	22,089,558
Balance as at ending of period (in shares) at Dec. 31, 2021 | shares	29,881,717
Comprehensive income (loss) for the year			(8,706,015)	(1,288,880)	(9,994,895)
Issue of equity	$ 1,898,271				$ 1,898,271
Issuance of common shares in private placement, net of issuance costs (notes 10,11) (Shares) | shares	3,551,852
Shares issued due to exercise of stock options (note 11) (in shares) | Option					0
Shares issued upon settlement of payables (note 23)	$ 442,626				$ 442,626
Shares issued upon settlement of payables (in Shares) | shares	1,078,901
Shares issued due to exercise of restricted shares units (note 11)	$ 157,866	(214,539)			(56,673)
Shares issued due to exercise of restricted shares units (note 11) (in shares)	137,227
Stock-based compensation (note 12)		1,264,523			1,264,523
Balance as at ending of period at Dec. 31, 2022	$ 74,690,527	$ 5,892,192	$ (63,724,955)	$ (1,214,354)	$ 15,643,410
Balance as at ending of period (in shares) at Dec. 31, 2022 | shares	34,649,697